OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

13   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2018

Consideration payable for acquisitions (Note 8)	120,881	79,083
Payables for purchase of property and equipment	195,749	206,591
Deferred government grants	16,789	9,771
Asset retirement obligations	17,648	35,879
Others	7,831	9,488
Total	358,898	340,812